Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Managed Volatility Conservative Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 17.8%
	Shares	Value ($)
International 5.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,519,089	18,624,037
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	353,795	3,219,535
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	313,225	3,172,966
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	348,683	3,232,291
Total		28,248,829
U.S. Large Cap 10.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	144,095	5,583,681
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	167,757	13,662,115
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	158,440	5,146,120
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	873,505	14,814,646
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	144,501	5,129,790
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	71,108	2,497,298
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	65,129	2,681,380
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	49,003	2,459,955
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	78,963	2,489,703
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	105,249	3,505,839
Total		57,970,527
U.S. Mid Cap 0.5%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	30,146	1,218,802
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	37,365	1,219,592
Total		2,438,394
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	64,883	731,880
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	68,487	723,905
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	165,112	4,334,199
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	132,488	4,357,522
Total		10,147,506
Total Equity Funds (Cost $64,530,552)		98,805,256

Exchange-Traded Equity Funds 0.5%

U.S. Mid Cap 0.5%
iShares Core S&P Mid-Cap ETF	12,500	3,116,875
Total Exchange-Traded Equity Funds (Cost $3,345,843)		3,116,875

Exchange-Traded Fixed Income Funds 2.5%

Investment Grade 2.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	79,850	8,146,297
Vanguard Intermediate-Term Corporate Bond ETF	76,000	5,774,480
Total		13,920,777
Total Exchange-Traded Fixed Income Funds (Cost $14,981,991)		13,920,777

Fixed Income Funds 54.9%

Investment Grade 54.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,849,963	54,594,204
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,298,088	20,912,599
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,706,227	32,849,463
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,516,764	20,763,309
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,634,992	56,596,486
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,225,979	54,539,575
2	Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2023 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,123,765	64,755,024
Total		305,010,660
Total Fixed Income Funds (Cost $372,854,457)		305,010,660

Residential Mortgage-Backed Securities - Agency 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	20,900,000	17,395,782
10/18/2038- 10/12/2053	3.500%	8,500,000	7,503,211
10/18/2038- 10/12/2053	4.000%	13,027,000	11,918,880
10/12/2053	4.500%	9,750,000	8,951,719
10/12/2053	5.000%	17,000,000	16,038,437
Total Residential Mortgage-Backed Securities - Agency (Cost $63,028,863)			61,808,029
Put Option Contracts Purchased 0.3%
Value ($)
(Cost $1,497,834)	1,724,200

Money Market Funds 23.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	132,410,271	132,370,548
Total Money Market Funds (Cost $132,354,009)		132,370,548
Total Investments in Securities (Cost: $652,593,549)		616,756,345
Other Assets & Liabilities, Net		(60,821,396)
Net Assets		555,934,949

At September 30, 2023, securities and/or cash totaling $2,264,232 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,653,875 USD	4,500,000 NZD	Barclays	11/10/2023	43,224	—
270,997 USD	3,000,000 SEK	Barclays	11/10/2023	4,029	—
250,000 GBP	303,781 USD	Citi	11/10/2023	—	(1,314)
1,550,581 USD	1,250,000 GBP	Citi	11/10/2023	—	(25,109)
1,800,000 CHF	2,028,793 USD	HSBC	11/10/2023	54,113	—
2,500,000 EUR	2,683,025 USD	Morgan Stanley	11/10/2023	35,578	—
750,000 EUR	792,259 USD	Morgan Stanley	11/10/2023	—	(1,975)
2,250,000 NZD	1,332,056 USD	Morgan Stanley	11/10/2023	—	(16,493)
536,934 USD	500,000 EUR	Morgan Stanley	11/10/2023	—	(7,445)
1,589,985 USD	17,000,000 NOK	Morgan Stanley	11/10/2023	1,013	—
500,000 AUD	319,416 USD	UBS	11/10/2023	—	(2,499)
963,570 USD	1,500,000 AUD	UBS	11/10/2023	2,175	—
1,474,512 USD	2,000,000 CAD	UBS	11/10/2023	—	(1,232)
100,000,000 JPY	674,691 USD	Wells Fargo	11/10/2023	1,080	—
2,572,705 USD	375,000,000 JPY	Wells Fargo	11/10/2023	—	(46,663)
Total				141,212	(102,730)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	23	12/2023	EUR	966,920	—	(20,507)
FTSE 100 Index	4	12/2023	GBP	306,840	4,446	—
MSCI Singapore Index	4	10/2023	SGD	114,260	1,645	—
OMXS30 Index	28	10/2023	SEK	6,048,000	—	(8,094)
Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	100	12/2023	USD	21,627,500	—	(561,826)
SPI 200 Index	1	12/2023	AUD	177,150	—	(3,519)
TOPIX Index	10	12/2023	JPY	232,350,000	—	(25,400)
U.S. Treasury 10-Year Note	66	12/2023	USD	7,132,125	—	(134,219)
U.S. Treasury 2-Year Note	52	12/2023	USD	10,540,969	—	(45,919)
U.S. Treasury 5-Year Note	135	12/2023	USD	14,223,516	—	(151,937)
Total					6,091	(951,421)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(73)	12/2023	USD	(6,564,890)	256,752	—
U.S. Long Bond	(56)	12/2023	USD	(6,371,750)	318,813	—
U.S. Treasury Ultra Bond	(55)	12/2023	USD	(6,527,813)	435,785	—
Total					1,011,350	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	19,725,030	46	3,700.00	12/20/2024	432,218	537,510
S&P 500 Index	JPMorgan	USD	19,296,225	45	3,550.00	12/20/2024	404,900	428,850
S&P 500 Index	JPMorgan	USD	17,152,200	40	3,600.00	12/20/2024	377,322	409,200
S&P 500 Index	JPMorgan	USD	13,721,760	32	3,650.00	12/20/2024	283,394	348,640
Total							1,497,834	1,724,200
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	113,478,981	81,274,734	(62,388,913)	5,746	132,370,548	—	(5,841)	5,103,548	132,410,271
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,915,448	168,997	(940,510)	439,746	5,583,681	—	557,526	—	144,095
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,446,491	550,406	(2,044,771)	709,989	13,662,115	—	1,201,991	—	167,757
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	58,751,972	2,325,096	(5,570,305)	(912,559)	54,594,204	—	(1,192,041)	1,382,400	6,849,963
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	5,446,525	140,880	(1,247,817)	806,532	5,146,120	—	488,261	—	158,440
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	22,436,050	1,370,760	(2,894,134)	(77)	20,912,599	—	(161,275)	744,187	2,298,088
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	35,519,784	2,590,845	(3,152,306)	(2,108,860)	32,849,463	—	(937,881)	1,200,450	4,706,227
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,358,331	1,267,408	(4,464,763)	1,463,061	18,624,037	—	(513,979)	406,754	1,519,089
4	Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	15,752,251	508,118	(3,266,535)	1,820,812	14,814,646	—	478,310	—	873,505
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,499,908	510,753	(668,706)	(212,165)	5,129,790	—	61,428	—	144,501
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,093,571	269,315	(233,071)	88,987	1,218,802	—	39,877	—	30,146
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,100,151	343,806	(167,804)	(56,561)	1,219,592	—	38,341	—	37,365
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	1,101,266	219,683	(572,839)	(16,230)	731,880	75,373	31,716	7,810	64,883
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	930,475	138,589	(934,047)	588,888	723,905	—	(417,570)	—	68,487
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	22,371,948	1,133,996	(2,019,945)	(722,690)	20,763,309	—	(400,788)	628,686	2,516,764
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	60,851,444	3,086,534	(5,479,882)	(1,861,610)	56,596,486	—	(1,257,940)	2,029,307	6,634,992
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,640,698	198,285	(262,835)	(78,850)	2,497,298	—	57,205	—	71,108
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,358,978	—	(76,007)	398,409	2,681,380	—	(6,007)	—	65,129
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	2,630,456	101,327	(518,506)	246,678	2,459,955	—	239,211	—	49,003
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,640,241	251,745	(317,209)	(85,074)	2,489,703	—	62,868	—	78,963
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	58,781,109	2,268,638	(5,194,488)	(1,315,684)	54,539,575	—	(898,114)	1,472,307	6,225,979
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	69,723,227	2,984,725	(6,827,307)	(1,125,621)	64,755,024	—	(1,204,445)	1,925,929	7,123,765
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,722,826	137,658	(461,337)	106,692	3,505,839	—	330,603	—	105,249
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,512,756	159,244	(545,746)	93,281	3,219,535	—	55,999	53,203	353,795
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	3,505,079	147,230	(513,447)	34,104	3,172,966	—	30,257	17,909	313,225
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	3,539,253	261,718	(702,758)	134,078	3,232,291	—	96,047	80,099	348,683
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	6,567,972	664,319	(3,042,642)	144,550	4,334,199	—	(148,195)	—	165,112
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,583,967	819,936	(2,664,405)	(381,976)	4,357,522	—	597,895	—	132,488
Total	551,261,158			(1,796,404)	536,186,464	75,373	(2,776,541)	15,052,589

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2023 (Unaudited)
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Conservative Fund | Third Quarter Report 2023

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3QT7045_12_B01_(11/23)